13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 06/30/2003
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2003

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, July 15, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 40
From 13F Information Table Value Total (USD): 101,312,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn


Abbott Labs	        COM	002824100	875	20001
Aflac Inc.      	COM	001055102	2365	76904
Allstate        	COM	020002101	213	5970
American Express	COM	025816109	9023	215821
American Int'l Group	COM	026874107	16505	299111
Aol/Time Warner Inc	COM	02364J104	8142	506050
Automatic Data Proc.	COM	053015103	228	6735
Bank Of Amer	        COM	060505104	281	3556
Bank Of New York	COM	064057102	214	7454
Bellsouth       	COM	079860102	213	8016
Berkshire Hathaway	COM	084670991	2030	28
Berkshire Hathaway B	COM	084670207	9890	4070
Chevron Texaco	        COM	166764100	248	3434
Chubb	                COM	171232101	370	6165
Citigroup Inc   	COM	172967101	2627	61388
Coca-Cola	        COM	191216100	2241	48294
Colgate Palmolive	COM	194162103	1858	32054
Comcast A       	COM	        	205	6801
Diageo (Guiness)	COM	25243q205	399	9125
Disney          	COM	254687106	1583	80142
Dupont          	COM	263534109	243	5835
Emerson Electric	COM	291011104	1019	19936
Exxon Mobil     	COM	302290101	2133	59412
Fannie Mae      	COM	313586109	5477	81211
Freddie Mac      	COM	313400301	1064	20952
General Electric	COM	369604103	11335	395208
Gillette        	COM	375766102	1283	40261
Jefferson-Pilot 	COM	475070108	1421	34282
Johnson & Johnson	COM	478160104	1456	28171
Microsoft	        COM	594918104	318	12404
Pepsico Inc.     	COM	713448108	1022	22974
Pfizer	                COM	717081103	9536	279236
Procter & Gamble	COM	742718109	1247	13983
Royal Dutch Petr.	COM	780257804	367	7870
Sbc Communications	COM	78387G103	221	8667
Schering-Plough	        COM	806605101	292	15673
United Technologies	COM	913017109	700	9888
Wells Fargo & Co.	COM	949746101	741	14700
Wesco Financial	        COM	950817106	1451	4650
Wyeth/Amer Home  	COM	026609107	476	10452